15. Income Taxes (Details 3)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
Deferred Tax Assets:
Net operating loss carry forwards	237,193	222,095	$ 39,181
Allowance for doubtful accounts and write offs	2,266,888	2,332,527	374,462
Inventory provision	512,335	370,070	84,632
Accruals and others	5,022,822	4,966,115	829,711
Intangible assets impairment	980,504	980,504	161,968
Valuation allowance	(237,193)	(222,095)	(39,181)
Total deferred tax assets	8,782,549	8,649,216	1,450,773
Deferred Tax Liabilities:
Intangible assets		(42,900)
Refundable value added tax	(307,089)	(750,106)	(50,727)
Total deferred tax liabilities	(307,089)	(793,006)	(50,727)
Net deferred tax assets	8,475,460	7,856,210	$ 1,400,046